Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net loss	$ (10,509,403)	$ (2,409,036)	$ (8,960,852)	$ (6,286,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,707	1,130	2,627	85,271
Stock-based compensation	415,844	202,908	517,999	704,452
Amortization of deferred financing costs	661,167	207,781	1,029,183
Loss on sales-type lease of fixed assets				96,403
Gain on lease assignment				(101,597)
Change in fair value of derivative liabilities	54,636	(335,404)	708,901	(716,650)
Fair value of shares relinquished in litigation	(394,410)
Loss on promissory note extinguishment	3,774,468
Changes in operating assets and liabilities:
Prepaid expenses and other assets			42,741	370,333
Other receivable	7,617	232,597	224,980	(655)
Other assets	5,880		59,319	392,394
Lease payment receivable	31,570	29,040
Prepaid expenses	(110,744)	232,043
Accounts payable	(406,549)	(321,995)	157,392	(730,153)
Accrued expenses	1,648,372	50,274	215,632	(279,612)
Net cash used in operating activities	(4,818,845)	(2,110,662)	(6,002,078)	(6,466,335)
Cash flows from investing activities
Purchase of fixed assets		(2,591)	(12,391)	(49,690)
Net cash used in investing activities		(2,591)	(12,391)	(49,690)
Cash flows from financing activities
Proceeds from promissory notes and warrants, net of fees		6,507,700	6,534,400
Principal payments of notes payable	(170,432)	(165,435)	8,500	(273,670)
Net proceeds from sale of units	5,177,085
Net cash provided by financing activities	5,006,653	6,342,265	6,542,900	(273,670)
Net (decrease) increase in cash and cash equivalents	187,808	4,229,012	528,431	(6,789,695)
Cash and cash equivalents at beginning of the period	2,238,943	1,710,512	1,710,512	8,500,207
Cash and cash equivalents at end of the period	2,426,751	5,939,524	2,238,943	1,710,512
Cash paid during the period for:
Income taxes
Interest	1,509	2,131	2,559	2,651
Non-cash investing and financing transactions:
Issuances of common stock resulting from cashless exercise of warrants		17
Warrants issued to placement agent		200,658
Warrants issued to promissory note holders		1,266,344
Derivative associated with issuance of promissory notes		3,843,019
Debt issuance cost from accrued financing fees		$ 127,757
Write-off of derivative liability due to adoption of ASU 2017-11	59,397
Conversion of promissory notes and accrued interest to common stock	$ 8,030,365
Notes payable issued in connection with director and officer insurance policies			285,170	276,670
Derivative liabilities associated with issuance of promissory notes			3,309,880
Issuance of warrants to promissory notes payable placement agent			200,658
Issuance of warrants to holders of promissory notes payable			1,268,832
Cashless exercise of warrants for common stock			18	487
Issuance of restricted stock for service			4	6
Reclassification of long-term liabilities to accrued expense				$ 39,385